TEMPLETON GLOBAL INVESTMENT TRUST
                       500 East Broward Blvd., Suite 2100
                          Ft. Lauderdale, Florida 33394
                                Tel: 954/527-7500


August 2, 2001

Filed Via EDGAR (CIK #0000916488)
Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

         RE: Templeton Global Investment Trust
             File Nos. 33-73244 and 811-8226

Ladies/Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, this is to certify that the forms of Prospectuses and Statements of Additional Information that would have been filed under Rule 497(c) do not differ from those contained in Post-Effective Amendment No. 17 to the Registration Statement on Form N-1A, which was filed electronically with the Securities and Exchange Commission on July 27, 2001.


Sincerely yours,

Templeton Global
  Investment Trust


/s/BRIAN MURRAY

Brian Murray
Associate Corporate Counsel